Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Communication Services (2.9%)
*	Zynga Inc. Class A	1,476,268	9,035
*,^ Match Group Inc.		98,606	8,097
*	Glu Mobile Inc.	688,948	4,168
*	Liberty TripAdvisor Holdings Inc. Class A	487,377	3,582
*	Cars.com Inc.	263,971	3,226
	Consolidated Communications Holdings Inc.	778,356	3,020
*	Boingo Wireless Inc.	217,906	2,386
	Meredith Corp.	53,433	1,735
*,^ Gogo Inc.		257,468	1,648
*	Bandwidth Inc. Class A	25,554	1,637
*	MSG Networks Inc.	92,499	1,609
*	IMAX Corp.	60,219	1,230
*	EverQuote Inc. Class A	27,718	952
*,^ Frontier Communications Corp.		848,558	755
			43,080
Consumer Discretionary (10.4%)
*	RH	47,493	10,140
	Rent-A-Center Inc.	330,004	9,517
*	frontdoor Inc.	184,951	8,770
*	Meritage Homes Corp.	135,091	8,256
	Dine Brands Global Inc.	88,855	7,421
*,^ YETI Holdings Inc.		208,402	7,248
*	American Axle & Manufacturing Holdings Inc.	659,503	7,096
	Brinker International Inc.	160,486	6,741
*	Planet Fitness Inc. Class A	89,111	6,655
*	SeaWorld Entertainment Inc.	202,338	6,416
*	TRI Pointe Group Inc.	397,947	6,200
*	Genesco Inc.	126,775	6,075
^	Shoe Carnival Inc.	156,064	5,818
*	Skyline Champion Corp.	177,429	5,625
*	Mattel Inc.	382,863	5,188
*	Adient plc	190,218	4,042
*	Everi Holdings Inc.	263,604	3,540
	Wingstop Inc.	38,269	3,300
	Jack in the Box Inc.	38,614	3,013
*	Stoneridge Inc.	99,712	2,924
*	TopBuild Corp.	25,832	2,663
*	Sally Beauty Holdings Inc.	142,564	2,602
*	Career Education Corp.	129,470	2,381
*	1-800-Flowers.com Inc. Class A	141,061	2,045
	Bloomin' Brands Inc.	90,979	2,008
*	Conn's Inc.	160,672	1,991
*	Taylor Morrison Home Corp. Class A	83,054	1,816
*	Gentherm Inc.	37,376	1,659
*	Asbury Automotive Group Inc.	13,729	1,535
*	Cavco Industries Inc.	6,276	1,226
*	Zumiez Inc.	33,446	1,155
^	GameStop Corp. Class A	185,360	1,127

*	Shutterstock Inc.	25,959	1,113
	Tupperware Brands Corp.	123,497	1,060
	Signet Jewelers Ltd.	43,895	954
*	Beazer Homes USA Inc.	66,972	946
*	Etsy Inc.	15,223	674
	Bed Bath & Beyond Inc.	37,289	645
*	K12 Inc.	30,573	622
			152,207
Consumer Staples (2.9%)
	Coca-Cola Consolidated Inc.	29,054	8,253
	Ingles Markets Inc. Class A	160,148	7,609
*	Edgewell Personal Care Co.	181,851	5,630
	Medifast Inc.	50,377	5,520
*	TreeHouse Foods Inc.	90,724	4,400
	John B Sanfilippo & Son Inc.	42,037	3,837
^	B&G Foods Inc.	190,691	3,419
*	Performance Food Group Co.	61,701	3,177
*	Simply Good Foods Co.	41,179	1,175
			43,020
Energy (3.3%)
*	Southwestern Energy Co.	3,971,594	9,611
*	W&T Offshore Inc.	1,635,685	9,094
*	Denbury Resources Inc.	3,777,685	5,327
*	CONSOL Energy Inc.	268,098	3,890
*	Renewable Energy Group Inc.	142,726	3,847
	Arch Coal Inc. Class A	47,355	3,397
*,^ California Resources Corp.		317,410	2,866
	Delek US Holdings Inc.	81,697	2,739
^	Range Resources Corp.	497,706	2,414
	CVR Energy Inc.	54,769	2,214
	World Fuel Services Corp.	29,579	1,284
^	DMC Global Inc.	20,904	940
*	REX American Resources Corp.	6,923	568
			48,191
Financials (17.5%)
	LPL Financial Holdings Inc.	135,328	12,484
	Popular Inc.	194,556	11,430
	Hanover Insurance Group Inc.	81,215	11,100
	Radian Group Inc.	434,293	10,927
	Primerica Inc.	83,640	10,920
	Webster Financial Corp.	202,733	10,818
	First Citizens BancShares Inc. Class A	19,573	10,417
	Umpqua Holdings Corp.	570,533	10,098
	International Bancshares Corp.	226,652	9,762
	FNB Corp.	757,605	9,622
	MGIC Investment Corp.	667,333	9,456
*	NMI Holdings Inc. Class A	284,672	9,445
	Walker & Dunlop Inc.	144,687	9,358
	Federal Agricultural Mortgage Corp.	106,260	8,873
	OFG Bancorp	359,904	8,497
	Navient Corp.	569,784	7,795
*	Mr Cooper Group Inc.	615,128	7,695
*	Enova International Inc.	309,771	7,453
	Nelnet Inc. Class A	114,312	6,658
	Cathay General Bancorp	165,460	6,296
	Universal Insurance Holdings Inc.	218,341	6,111

	Assured Guaranty Ltd.	118,064	5,787
	American Equity Investment Life Holding Co.	156,752	4,692
	Hilltop Holdings Inc.	151,817	3,785
	Brightsphere Investment Group Inc.	366,598	3,747
	Piper Jaffray Cos.	44,617	3,567
*	Cannae Holdings Inc.	92,829	3,452
	Westamerica Bancorporation	50,862	3,447
	Banner Corp.	59,977	3,394
*	Encore Capital Group Inc.	73,614	2,603
	S&T Bancorp Inc.	61,648	2,484
	First BanCorp	219,368	2,323
	OneMain Holdings Inc.	53,568	2,258
	First Midwest Bancorp Inc.	97,210	2,242
	CNO Financial Group Inc.	117,514	2,131
	Columbia Banking System Inc.	52,225	2,125
	Artisan Partners Asset Management Inc. Class A	61,242	1,979
	Cohen & Steers Inc.	27,766	1,743
*,^ Health Insurance Innovations Inc. Class A		73,962	1,427
	Essent Group Ltd.	24,994	1,299
*	Curo Group Holdings Corp.	94,664	1,153
	National General Holdings Corp.	47,617	1,052
	Federated Investors Inc. Class B	31,200	1,017
	First Hawaiian Inc.	29,991	865
	FGL Holdings	77,695	827
	Waddell & Reed Financial Inc. Class A	34,642	579
	PennyMac Financial Services Inc.	16,980	578
	First Interstate BancSystem Inc. Class A	11,145	467
			256,238
Health Care (14.2%)
*	Charles River Laboratories International Inc.	82,623	12,621
	Bruker Corp.	226,913	11,566
*	Novocure Ltd.	129,258	10,893
*	Esperion Therapeutics Inc.	178,414	10,639
*	Tenet Healthcare Corp.	272,042	10,346
*	Integer Holdings Corp.	124,982	10,052
*	Medpace Holdings Inc.	113,165	9,513
*	PRA Health Sciences Inc.	81,045	9,008
	Encompass Health Corp.	123,067	8,525
*	ImmunoGen Inc.	1,448,576	7,395
*	Enanta Pharmaceuticals Inc.	113,830	7,032
*	AMAG Pharmaceuticals Inc.	572,222	6,964
*	STAAR Surgical Co.	193,192	6,795
*	Ironwood Pharmaceuticals Inc. Class A	426,469	5,676
*	Allscripts Healthcare Solutions Inc.	536,049	5,261
*	Quidel Corp.	68,450	5,136
*	Endo International plc	1,086,645	5,096
*	Natera Inc.	140,635	4,738
*	Vanda Pharmaceuticals Inc.	237,520	3,898
*	Prestige Consumer Healthcare Inc.	92,242	3,736
*	Puma Biotechnology Inc.	410,244	3,590
*	CorVel Corp.	40,904	3,573
*	Haemonetics Corp.	28,780	3,307
*	Brookdale Senior Living Inc.	418,400	3,042
*	NuVasive Inc.	39,163	3,029
*,^ Mallinckrodt plc		844,815	2,948
*	Pennant Group Inc.	84,867	2,806
*	Veeva Systems Inc. Class A	19,154	2,694

	Patterson Cos. Inc.	130,746	2,678
*	Inovalon Holdings Inc. Class A	136,596	2,571
*	Spectrum Pharmaceuticals Inc.	680,951	2,479
	Mesa Laboratories Inc.	9,880	2,464
	Ensign Group Inc.	50,436	2,288
*	Cytokinetics Inc.	184,175	1,954
*	Krystal Biotech Inc.	34,145	1,891
*	Arrowhead Pharmaceuticals Inc.	28,293	1,795
*	Lantheus Holdings Inc.	76,802	1,575
*	MEDNAX Inc.	52,328	1,454
*	Acorda Therapeutics Inc.	610,867	1,246
*	HMS Holdings Corp.	40,325	1,194
*	Eidos Therapeutics Inc.	20,221	1,160
	US Physical Therapy Inc.	8,264	945
*	Voyager Therapeutics Inc.	47,183	658
*	Retrophin Inc.	41,066	583
*,^ Novavax Inc.		146,419	583
*	Alkermes plc	27,352	558
			207,955
Industrials (16.1%)
*	FTI Consulting Inc.	95,346	10,551
*	WESCO International Inc.	173,674	10,314
	Armstrong World Industries Inc.	109,293	10,270
*	Builders FirstSource Inc.	394,278	10,019
*	MasTec Inc.	146,139	9,376
*	Meritor Inc.	357,632	9,366
	Rush Enterprises Inc. Class A	192,597	8,956
*	Aerojet Rocketdyne Holdings Inc.	191,515	8,745
	Korn Ferry	195,333	8,282
	Triumph Group Inc.	325,114	8,216
*	Atkore International Group Inc.	201,519	8,153
	Tetra Tech Inc.	93,356	8,044
	SkyWest Inc.	115,168	7,443
	Terex Corp.	249,581	7,432
	Triton International Ltd.	182,017	7,317
	ArcBest Corp.	261,470	7,217
*	GMS Inc.	258,641	7,004
	Kforce Inc.	160,175	6,359
	AGCO Corp.	81,685	6,310
*	BMC Stock Holdings Inc.	212,338	6,092
	Ennis Inc.	280,333	6,069
	EMCOR Group Inc.	65,102	5,618
*	Herc Holdings Inc.	97,255	4,760
*	American Woodmark Corp.	43,988	4,597
*	Echo Global Logistics Inc.	216,550	4,483
	MSA Safety Inc.	27,496	3,474
	O-I Glass Inc.	273,001	3,257
	Acuity Brands Inc.	23,347	3,222
	Landstar System Inc.	28,158	3,206
	Oshkosh Corp.	33,218	3,144
*	Astronics Corp.	109,765	3,068
*	Foundation Building Materials Inc.	152,787	2,956
	Trinity Industries Inc.	119,843	2,655
	Kaman Corp.	35,233	2,323
*	Hub Group Inc. Class A	40,329	2,068
*	TriNet Group Inc.	36,338	2,057
	McGrath RentCorp	24,605	1,883

	Covanta Holding Corp.	112,116	1,664
*	Navistar International Corp.	50,866	1,472
*	Avis Budget Group Inc.	39,939	1,288
	Albany International Corp. Class A	16,395	1,245
	Steelcase Inc. Class A	59,855	1,225
	Allegiant Travel Co. Class A	6,630	1,154
^	ADT Inc.	139,965	1,110
	Mobile Mini Inc.	20,551	779
	Quad/Graphics Inc.	135,304	632
	Mueller Industries Inc.	19,066	605
			235,480
Information Technology (15.4%)
*	CACI International Inc. Class A	48,393	12,098
	Jabil Inc.	255,545	10,562
*	Five9 Inc.	161,027	10,560
*	Cardtronics plc Class A	229,828	10,262
	ManTech International Corp. Class A	122,367	9,775
*	Advanced Micro Devices Inc.	204,411	9,374
*	Synaptics Inc.	139,669	9,186
*	Unisys Corp.	737,372	8,745
*	Diebold Nixdorf Inc.	809,423	8,547
*	Lattice Semiconductor Corp.	441,310	8,447
*	Workiva Inc. Class A	191,364	8,047
*	Cirrus Logic Inc.	96,073	7,917
	Booz Allen Hamilton Holding Corp. Class A	110,737	7,877
	SYNNEX Corp.	57,768	7,440
	Avnet Inc.	166,129	7,050
*	Fabrinet	106,384	6,898
*	Manhattan Associates Inc.	85,455	6,815
*	Box Inc.	371,609	6,236
	TTEC Holdings Inc.	125,964	4,991
*,^ Paysign Inc.		472,971	4,801
*	Euronet Worldwide Inc.	29,799	4,695
*	SunPower Corp.	574,974	4,485
	Comtech Telecommunications Corp.	118,418	4,203
*	Avid Technology Inc.	479,539	4,114
*,^ Enphase Energy Inc.		144,829	3,784
*	SMART Global Holdings Inc.	96,816	3,673
*	Verint Systems Inc.	63,813	3,533
*	NCR Corp.	81,850	2,878
*	Extreme Networks Inc.	381,671	2,813
*	Avaya Holdings Corp.	201,251	2,717
	MAXIMUS Inc.	36,448	2,711
*	Sykes Enterprises Inc.	62,324	2,305
*	Zebra Technologies Corp.	8,876	2,267
*	Amkor Technology Inc.	161,779	2,103
*	Cornerstone OnDemand Inc.	34,605	2,026
*	TTM Technologies Inc.	134,002	2,017
	Plantronics Inc.	52,000	1,422
*	Insight Enterprises Inc.	14,752	1,037
*	Harmonic Inc.	124,272	969
*	Virtusa Corp.	20,071	910
*	ePlus Inc.	10,775	908
*	Model N Inc.	24,339	854
*	Plexus Corp.	11,065	851
*	SolarEdge Technologies Inc.	8,918	848
*	Ultra Clean Holdings Inc.	35,546	834

Perspecta Inc.	23,280	616
		225,201
Materials (4.5%)
Royal Gold Inc.	91,511	11,187
* Element Solutions Inc.	819,146	9,568
Valvoline Inc.	398,580	8,534
Domtar Corp.	187,318	7,163
* Allegheny Technologies Inc.	327,279	6,761
Huntsman Corp.	266,613	6,441
* Verso Corp.	316,497	5,706
* AdvanSix Inc.	171,274	3,419
Schnitzer Steel Industries Inc.	105,903	2,296
Silgan Holdings Inc.	54,831	1,704
Boise Cascade Co.	36,455	1,332
Carpenter Technology Corp.	20,395	1,015
Schweitzer-Mauduit International Inc.	21,904	920
		66,046
Real Estate (9.2%)
National Health Investors Inc.	119,162	9,709
GEO Group Inc.	570,021	9,468
Sabra Health Care REIT Inc.	441,190	9,415
Hannon Armstrong Sustainable Infrastructure Capital Inc.	280,824	9,037
EastGroup Properties Inc.	65,404	8,677
SITE Centers Corp.	610,730	8,562
Medical Properties Trust Inc.	374,196	7,899
CoreCivic Inc.	434,951	7,559
EPR Properties	101,894	7,198
Lexington Realty Trust Class B	576,651	6,124
Service Properties Trust	226,385	5,508
Piedmont Office Realty Trust Inc. Class A	245,690	5,464
Spirit Realty Capital Inc.	98,230	4,831
Retail Properties of America Inc.	335,489	4,495
Life Storage Inc.	33,142	3,589
Universal Health Realty Income Trust	26,888	3,156
^ Tanger Factory Outlet Centers Inc.	197,349	2,907
Independence Realty Trust Inc.	176,783	2,489
Brandywine Realty Trust	126,149	1,987
MGM Growth Properties LLC Class A	56,977	1,765
RPT Realty	114,868	1,728
iStar Inc.	115,347	1,674
One Liberty Properties Inc.	61,123	1,662
Global Net Lease Inc.	71,132	1,443
Summit Hotel Properties Inc.	112,019	1,382
American Finance Trust Inc.	100,000	1,326
^ Pennsylvania REIT	160,010	853
Global Medical REIT Inc.	62,808	831
Xenia Hotels & Resorts Inc.	37,448	809
City Office REIT Inc.	59,087	799
^ Washington Prime Group Inc.	215,515	784
RLJ Lodging Trust	42,561	754
RE/MAX Holdings Inc. Class A	14,909	574
		134,458
Utilities (3.2%)
PNM Resources Inc.	190,861	9,679
IDACORP Inc.	84,541	9,029
Hawaiian Electric Industries Inc.	122,376	5,735

Otter Tail Corp.			74,750	3,834
Unitil Corp.			58,993	3,647
Clearway Energy Inc.			167,377	3,339
NorthWestern Corp.			39,501	2,831
Black Hills Corp.			27,636	2,170
Avista Corp.			36,549	1,758
ONE Gas Inc.			15,820	1,480
South Jersey Industries Inc.			34,821	1,148
American States Water Co.			13,252	1,148
Portland General Electric Co.			13,059	729
				46,527
Total Common Stocks (Cost $1,287,872)				1,458,403
	Coupon
Temporary Cash Investments (3.0%)1
Money Market Fund (3.0%)
2,3 Vanguard Market Liquidity Fund	1.816%		437,883	43,793

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.513%	1/30/20	400	399
Total Temporary Cash Investments (Cost $44,188)				44,192
Total Investments (102.6%) (Cost $1,332,060)				1,502,595
Other Assets and Liabilities-Net (-2.6%)[3]				(38,673)
Net Assets (100%)				1,463,922

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,094,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $39,138,000 was received for securities on loan.
4 Securities with a value of $238,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	85	7,100	—

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Strategic Small-Cap Equity Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,458,403	—	—
Temporary Cash Investments	43,793	399	—
Futures Contracts—Assets[1]	9	—	—
Total	1,502,205	399	—
1 Represents variation margin on the last day of the reporting period.